Transactions Not Involving Cash - Summary of Non-cash Activities, Which Are Not Included in Statements of Cash Flow (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions not involving cash
Share issuance costs - unpaid			R$ 674
Tax benefit from tax deductible goodwill		R$ (46,314)	R$ 46,314
Investing - derivative financial instruments		14,597
Business combinations - derivative financial instruments		38,924
Lease	R$ 14,471	1,251
Forward contract	469,587	29,728
Retained payments from business combination	14,821	874,440
Capital contribution	4,000
Price adjustment from business combination	4,620
Acquisition from business combination	R$ 22,857	R$ 39,419